DEFERRED INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
The loss for the year	$ (983)	$ (1,711)	$ (1,419)
Canadian statutory tax rate	27.00%	27.00%	27.00%
Income tax benefit computed at statutory rates	$ (265)	$ (462)	$ (383)
Foreign tax rates different from statutory rates	8	31	14
Other	(26)	2	89
Foreign exchange gains or losses	(180)	55	225
Permanent differences	19	5	(43)
Change in unused tax losses and tax offsets	444	369	98
Current tax expense (income)	$ 0	$ 0	$ 0